Accounts Receivable, net	12 Months Ended
Dec. 31, 2016
Accounts Receivable, net
Accounts Receivable, net

6.   Accounts Receivable, net

Accounts receivable, net, consists of accounts receivables less allowance for doubtful accounts. The following table presents the movement of the allowance for doubtful accounts:

	As of December 31,	As of December 31,	As of December 31,
	2014	2015	2016
	RMB	RMB	RMB
Balance at beginning of the year	280,987	275,526	259,820
Allowance made during the year	71,104	87,219	96,298
Recoveries	(55,721)	(91,965)	(114,374)
Amount written off against the allowance	(20,844)	(10,960)	(53,425)

Balance at end of the year	275,526	259,820	188,319

As of December 31, 2015 and 2016, the accounts receivables balance includes RMB 47,668 and RMB 155,770 respectively, which represents subsidy portion of revenue that will be received after the Group’s power plants are listed in the Subsidy Catalogue (Note 2(p)). The Group assesses creditworthiness of customers before granting any credit terms. This assessment is primarily based on reviewing of customer’s financial statements and historical collection records, discussion with customers’ senior management, and reviewing of information provided by third parties, and the insurance company that ultimately insures the Group against customer credit default. During the year ended December 31, 2016, for sales of solar cells, the Group provided credit terms of up to 90 days to customers with good credit-worthiness as determined by the Group’s credit assessment. For sales of solar modules, which generally require a longer credit terms according to industry practice, credit terms of up to 180 days were granted to customers with good credit-worthiness. For the year ended December 31, 2014, 2015 and 2016, provisions, net of recoveries, of RMB 15,383, RMB (4,746) and RMB (18,076), respectively, were made/(reversed) against accounts receivable for estimated losses resulting from the inability of the customers to make payments as well as a few customers that had financial and operational difficulties. Recoveries of the accounts receivable balance in 2015 were mainly due to the swap of fully reserved (in 2013) accounts receivable balance from Datang Angli for equity method investment with the amount of RMB 39,498 (Refer to Note 4(b) Investment in Datang Angli) and cash collection from other customers.